Acquisitions and Divestitures - Fair value of assets and liabilities in connections with acquisitions (Details) $ in Millions, $ in Billions				12 Months Ended
	Dec. 20, 2024 USD ($)	Nov. 29, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Oct. 01, 2024 CAD ($)
Total
Assets
Portfolio investments					$ 104.5
Deferred income tax assets					17.0
Goodwill and intangible assets					2,247.5
Other assets					937.5
Total assets					3,306.5
Liabilities
Accounts payable and accrued liabilities					643.3
Deferred income tax liabilities					231.6
Borrowings - non-insurance companies					452.5
Total liabilities					1,327.4
Non-controlling interests					0.4
Purchase consideration					1,978.7
Total					3,306.5
Subsidiary cash and cash equivalents					$ 100.7
Sleep Country
Acquisitions and Divestitures
Percentage equity interest in acquiree			100.00%
Assets
Portfolio investments			$ 27.9
Deferred income tax assets			16.7
Goodwill and intangible assets			973.2
Other assets			451.4
Total assets			1,469.2
Liabilities
Accounts payable and accrued liabilities			382.0
Deferred income tax liabilities			76.0
Borrowings - non-insurance companies			130.6
Total liabilities			588.6
Purchase consideration			880.6			$ 1.2
Total			1,469.2
Goodwill			550.9
Intangible assets			422.3
Property plant and equipment and right of use assets			306.5
Inventory acquired			94.5
Lease liability			226.3
Accounts payable			108.8
Sleep Country | Brand names
Liabilities
Intangible assets			$ 365.4
Meadow Foods
Acquisitions and Divestitures
Percentage equity interest in acquiree		93.20%
Assets
Portfolio investments		$ 12.5
Goodwill and intangible assets		552.3
Other assets		204.3
Total assets		769.1
Liabilities
Accounts payable and accrued liabilities		107.4
Deferred income tax liabilities		88.7
Borrowings - non-insurance companies		239.5
Total liabilities		435.6
Non-controlling interests		0.4
Purchase consideration		333.1
Total		769.1
Goodwill		225.3
Intangible assets		327.0
Property plant and equipment and right of use assets		85.9
Revenue receivables		77.8
Accounts payable		78.7
Meadow Foods | Customer relationships
Liabilities
Intangible assets		$ 241.1
Peak Achievement
Acquisitions and Divestitures
Percentage equity interest in acquiree	100.00%			42.60%
Assets
Portfolio investments	$ 64.1
Deferred income tax assets	0.3
Goodwill and intangible assets	722.0
Other assets	281.8
Total assets	1,068.2
Liabilities
Accounts payable and accrued liabilities	153.9
Deferred income tax liabilities	66.9
Borrowings - non-insurance companies	82.4
Total liabilities	303.2
Purchase consideration	765.0
Total	1,068.2
Goodwill	279.0
Intangible assets	443.0
Inventory acquired	87.0
Revenue receivables	116.0
Peak Achievement | Brand names
Liabilities
Intangible assets	$ 342.6